Condensed Statements of Operations (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Income Statements, Captions [Line Items]
Net sales	$ 396,173		$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]			$ 1,345,678	$ 1,254,347		$ 1,650,520	$ 1,779,143	$ 1,658,729
Cost of sales			349,580		369,858		393,437		310,141		401,423		429,020		442,889		763,295	871,909	1,201,815	1,112,875	1,273,332	1,467,334	1,583,473	1,496,695
Gross profit	41,714	[2]	44,397	[1]	47,121	[1]	49,954	[1]	63,336	[1],[3]	38,077	[1]	44,231	[1]	50,026	[1]	97,075	94,257	143,863	141,472	132,334	183,186	195,670	162,034
Selling, general and administrative expenses																			92,622	73,241		92,641	69,391	68,857
Income (loss) before provision for (benefit from) income taxes and equity income	12,532		17,645	[1]	(21,063)	[1],[4]	21,971	[1]	35,848	[1]	10,779	[1]	17,498	[1]	21,712	[1]	908	39,210	21,047	18,553	49,989	31,085	85,837	67,291
Benefit from income taxes			6,769		(971)		8,198		12,613		3,726		7,258		7,840		7,227	15,098	17,762	13,996	18,824	19,185	31,437	26,676
Loss before equity income			10,876		(20,092)		13,773		23,235		7,053		10,240		13,872		(6,319)	24,112	3,285	4,557	31,165	11,900	54,400	40,615
Equity income, net of tax																			1,148	736		995	888	1,530
Net income	7,602		11,137	[1]	(19,891)	[1]	14,047	[1]	23,570	[1]	7,280	[1]	10,268	[1]	14,170	[1]	(5,844)	24,438	4,433	5,293	31,718	12,895	55,288	42,145
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Cost of sales
Gross profit
Selling, general and administrative expenses																			5,390	1,086		1,427	1,650	1,102
Income (loss) before provision for (benefit from) income taxes and equity income																			(5,390)	(1,086)		(1,427)	(1,650)	(1,102)
Benefit from income taxes																			(2,075)	(418)		(550)	(635)	(424)
Loss before equity income																			(3,315)	(668)		(877)	(1,015)	(678)
Equity income, net of tax																			7,520	5,688		13,398	56,147	42,311
Net income																			$ 4,205	$ 5,020		$ 12,521	$ 55,132	$ 41,633

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Includes $4,775 gain from liquidation of LIFO inventory layers.
[3]	Includes $15,236 gain from liquidation of LIFO inventory layers.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.